Segment Information - Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating Revenues	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 126,034	$ 125,980	$ 131,620
Cost of services									29,409	29,186	29,438
Wireless cost of equipment									22,147	22,238	23,119
Selling, general and administrative expense									30,110	31,569	29,986
Depreciation and amortization expense									16,954	15,928	16,017
Total Operating Expenses									98,620	98,921	98,560
Operating Income	4,793	$ 7,208	$ 8,232	$ 7,181	8,023	$ 6,540	$ 4,554	$ 7,942	27,414	27,059	33,060
Assets	257,143				244,180				257,143	244,180
Property, plant and equipment, net	88,568				84,751				88,568	84,751
Capital expenditures									17,247	17,059	17,775
External Operating Revenues | Service
Segment Reporting Information [Line Items]
Operating Revenues									62,972	66,362	70,305
External Operating Revenues | Service | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									62,972	66,362	70,305
External Operating Revenues | Service | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Equipment
Segment Reporting Information [Line Items]
Operating Revenues									18,889	17,511	16,924
External Operating Revenues | Equipment | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									18,889	17,511	16,924
External Operating Revenues | Equipment | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Other
Segment Reporting Information [Line Items]
Operating Revenues									5,270	4,915	4,294
External Operating Revenues | Other | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									5,270	4,915	4,294
External Operating Revenues | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Consumer Markets
Segment Reporting Information [Line Items]
Operating Revenues									12,775	12,751	12,696
External Operating Revenues | Consumer Markets | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Consumer Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									12,775	12,751	12,696
External Operating Revenues | Enterprise Solutions
Segment Reporting Information [Line Items]
Operating Revenues									9,165	9,162	9,376
External Operating Revenues | Enterprise Solutions | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Enterprise Solutions | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									9,165	9,162	9,376
External Operating Revenues | Partner Solutions
Segment Reporting Information [Line Items]
Operating Revenues									3,969	3,976	4,228
External Operating Revenues | Partner Solutions | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Partner Solutions | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									3,969	3,976	4,228
External Operating Revenues | Business Markets
Segment Reporting Information [Line Items]
Operating Revenues									3,585	3,356	3,553
External Operating Revenues | Business Markets | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Business Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									3,585	3,356	3,553
External Operating Revenues | Other
Segment Reporting Information [Line Items]
Operating Revenues									234	314	330
External Operating Revenues | Other | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									234	314	330
Intersegment Eliminations
Segment Reporting Information [Line Items]
Operating Revenues									1,332	1,349	1,124
Intersegment Eliminations | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									380	398	157
Intersegment Eliminations | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									952	951	967
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									118,191	119,696	122,830
Cost of services									25,912	26,341	26,286
Wireless cost of equipment									22,147	22,238	23,119
Selling, general and administrative expense									25,046	26,400	28,945
Depreciation and amortization expense									15,499	15,158	15,333
Total Operating Expenses									88,604	90,137	93,683
Operating Income									29,587	29,559	29,147
Assets	311,155				278,024				311,155	278,024	263,710
Property, plant and equipment, net	85,286				83,103				85,286	83,103	81,955
Capital expenditures									15,649	15,744	16,774
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									87,511	89,186	91,680
Cost of services									7,990	7,988	7,803
Wireless cost of equipment									22,147	22,238	23,119
Selling, general and administrative expense									18,772	19,924	21,805
Depreciation and amortization expense									9,395	9,183	8,980
Total Operating Expenses									58,304	59,333	61,707
Operating Income									29,207	29,853	29,973
Assets	235,873				211,345				235,873	211,345	185,405
Property, plant and equipment, net	43,935				42,898				43,935	42,898	40,911
Capital expenditures									10,310	11,240	11,725
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									30,680	30,510	31,150
Cost of services									17,922	18,353	18,483
Wireless cost of equipment									0	0	0
Selling, general and administrative expense									6,274	6,476	7,140
Depreciation and amortization expense									6,104	5,975	6,353
Total Operating Expenses									30,300	30,804	31,976
Operating Income									380	(294)	(826)
Assets	75,282				66,679				75,282	66,679	78,305
Property, plant and equipment, net	$ 41,351				$ 40,205				41,351	40,205	41,044
Capital expenditures									$ 5,339	$ 4,504	$ 5,049